Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 7,797	$ 5,146	$ 27,382
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	3,529	3,798	3,750
Credit loss expense / (release)	524	551	1,037
Share of net (profits) / loss of associates and joint ventures and impairment related to associates	(77)	(144)	348
Deferred tax expense / (benefit)	(382)	(495)	(694)
Net loss / (gain) from investing activities	(485)	101	(102)
Net loss / (gain) from financing activities	17,866	(5,314)	8,534
Other net adjustments	(28,570)	22,379	(15,175)
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	(77)	(2,353)	3,291
Receivables from securities financing transactions measured at amortized cost	40,504	(23,884)	(3,503)
Payables from securities financing transactions measured at amortized cost	800	(552)	(2,014)
Cash collateral on derivative instruments	1,590	242	96
Loans and advances to customers	(16,316)	27,019	27,877
Customer deposits	(12,939)	(15,072)	52,786
Financial assets and liabilities at fair value held for trading and derivative financial instruments	25,196	(13,594)	3,674
Brokerage receivables and payables	2,928	2,179	(5,962)
Financial assets at fair value not held for trading and other financial assets and liabilities	(13,411)	5,327	9,938
Provisions and other non-financial assets and liabilities	(4,577)	(116)	3,920
Income taxes paid, net of refunds	(2,049)	(1,938)	(1,852)
Net cash flow from / (used in) operating activities	21,851	3,279	86,068
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired upon the acquisition of the Credit Suisse Group	276
Purchase of subsidiaries, business, associates and intangible assets	(17)	(64)	(4)
Disposal of subsidiaries, business, associates and intangible assets	653	256	121
Purchase of property, equipment and software	(2,362)	(2,008)	(1,685)
Disposal of property, equipment and software	209	108	65
Purchase of financial assets measured at fair value	(16,717)	(4,638)	(4,157)
Disposal and redemption of financial assets measured at fair value	5,210	4,635	4,187
Purchase of debt securities measured at amortized cost	(21,569)	(5,962)	(14,244)
Disposal and redemption of debt securities measured at amortized cost	11,791	8,384	10,435
Net cash flow from / (used in) investing activities	(22,802)	709	103,124
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding		(42,587)	(56,516)
Net issuance (repayment) of short-term debt measured at amortized cost	1,692	(7,407)	3,169
Net movements in treasury shares and own equity derivative activity	(5,178)	(2,923)	(2,779)
Distributions paid on UBS shares	(2,866)	(2,256)	(1,679)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	131,476	100,145	109,735
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(154,614)	(129,683)	(109,471)
Inflows from securities financing transactions measured at amortized cost	2,319	6,273
Outflows from securities financing transactions measured at amortized cost	(2,734)	(4,740)
Net cash flows from other financing activities	(959)	(987)	(721)
Net cash flow from / (used in) financing activities	(30,863)	(84,165)	(58,262)
Total cash flow
Cash and cash equivalents at the beginning of the year	244,090	340,207	195,321
Net cash flow from / (used in) operating, investing and financing activities	(31,815)	(80,176)	130,931
Effects of exchange rate differences on cash and cash equivalents	19,098	(15,940)	13,955
Cash and cash equivalents at the end of the year	231,375	244,090	340,207
of which: cash and balances at central banks	209,858	223,329	313,976
of which: amounts due from banks	18,292	17,383	19,212
of which: money market paper	3,224	3,117	7,018
Net cash flow from / (used in) operating activities includes:
Interest received in cash	42,589	53,498	44,581
Interest paid in cash	37,749	48,252	35,969
Dividends on equity investments, investment funds and associates received in cash	$ 3,204	$ 2,864	2,296
Credit Suisse
Non-cash items included in net profit and other adjustments:
Negative goodwill			(27,264)
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired upon the acquisition of the Credit Suisse Group			$ 108,406